GOODWILL - Roll forwards (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	$ 8,486,560	$ 7,713,817
Impairment charge	(12,257)	(109,334)
Loss of control in subsidiary	(5,902,410)
Effect of movements in exchange rates	(323,676)	882,077
Balance at the end of the year	$ 2,248,217	$ 8,486,560